George Putnam Balanced Fund
The fund's portfolio
4/30/21 (Unaudited)

COMMON STOCKS (61.7%)(a)
	Shares	Value
Automotive (1.2%)
General Motors Co.(NON)	41,922	$2,398,777
Tesla, Inc.(NON)(S)	21,715	15,405,490
United Rentals, Inc.(NON)	12,616	4,036,489

		21,840,756
Basic materials (1.5%)
Alamos Gold, Inc. Class A (Canada)	174,239	1,393,912
Anglo American PLC (United Kingdom)	94,701	4,015,154
Corteva, Inc.	52,848	2,576,868
Diversey Holdings, Ltd.(NON)	61,488	1,106,784
Dow, Inc.	40,774	2,548,375
DuPont de Nemours, Inc.	19,167	1,477,967
Eastman Chemical Co.	14,214	1,640,153
Fortune Brands Home & Security, Inc.	12,755	1,339,020
Freeport-McMoRan, Inc. (Indonesia)(NON)	72,250	2,724,548
Newmont Corp.	37,693	2,352,420
Sherwin-Williams Co. (The)	20,613	5,645,282

		26,820,483
Capital goods (3.9%)
Avery Dennison Corp.	22,374	4,791,840
Ball Corp.	22,095	2,068,976
Boeing Co. (The)(NON)	8,849	2,073,409
CAE, Inc. (Canada)(NON)	33,799	1,058,668
Deere & Co.	13,864	5,141,464
Eaton Corp. PLC	62,183	8,887,816
Emerson Electric Co.	58,199	5,266,428
General Dynamics Corp.	18,256	3,472,839
Honeywell International, Inc.	40,817	9,103,824
Johnson Controls International PLC	119,244	7,433,671
Northrop Grumman Corp.	14,131	5,008,592
Otis Worldwide Corp.	74,103	5,770,401
Pentair PLC	29,213	1,884,531
Raytheon Technologies Corp.	129,912	10,813,875

		72,776,334
Commercial and consumer services (3.1%)
Aramark	63,802	2,479,984
Booking Holdings, Inc.(NON)	2,809	6,927,219
CoStar Group, Inc.(NON)	3,771	3,222,056
Ecolab, Inc.	7,319	1,640,334
Mastercard, Inc. Class A	50,904	19,448,382
PayPal Holdings, Inc.(NON)	87,494	22,948,801

		56,666,776
Communication services (0.5%)
T-Mobile US, Inc.(NON)	74,819	9,885,834

		9,885,834
Computers (3.3%)
Apple, Inc.	387,754	50,974,141
Nuance Communications, Inc.(NON)	182,030	9,678,535

		60,652,676
Conglomerates (0.6%)
Danaher Corp.	32,137	8,160,870
General Electric Co.	238,955	3,135,090

		11,295,960
Consumer staples (3.7%)
Altria Group, Inc.	73,025	3,486,944
Bunge, Ltd.	10,393	877,377
Chipotle Mexican Grill, Inc.(NON)	3,009	4,489,518
Coca-Cola Co. (The)	146,520	7,909,150
Constellation Brands, Inc. Class A	4,966	1,193,429
Costco Wholesale Corp.	12,125	4,511,591
McCormick & Co., Inc. (non-voting shares)	39,344	3,555,124
Molson Coors Beverage Co. Class B(NON)	61,475	3,378,051
PepsiCo, Inc.	98,142	14,148,151
Procter & Gamble Co. (The)	132,443	17,670,545
Sea, Ltd. ADR (Thailand)(NON)(S)	29,195	7,372,905

		68,592,785
Electronics (2.6%)
NVIDIA Corp.	28,972	17,394,209
NXP Semiconductors NV	77,286	14,878,328
ON Semiconductor Corp.(NON)	268,601	10,475,439
Vontier Corp.(NON)	157,337	4,930,942

		47,678,918
Energy (1.5%)
Cairn Energy PLC (United Kingdom)	336,274	788,570
Cenovus Energy, Inc. (Canada)	726,257	5,654,541
Exxon Mobil Corp.	239,578	13,713,445
Phillips 66	21,726	1,757,851
Royal Dutch Shell PLC Class A (United Kingdom)	171,909	3,240,713
TOTAL SA (France)	64,185	2,841,652

		27,996,772
Financials (8.4%)
AIA Group, Ltd. (Hong Kong)	278,200	3,542,078
American International Group, Inc.	205,410	9,952,115
Apollo Global Management, Inc.	114,688	6,350,275
Assured Guaranty, Ltd.	283,149	14,398,127
AXA SA (France)	284,534	8,047,453
Berkshire Hathaway, Inc. Class B(NON)	13,108	3,604,045
Boston Properties, Inc.(R)	30,420	3,326,427
Citigroup, Inc.	365,081	26,008,370
Gaming and Leisure Properties, Inc.(R)	227,734	10,587,354
Goldman Sachs Group, Inc. (The)	51,939	18,098,145
Hartford Financial Services Group, Inc. (The)	31,672	2,089,085
Intercontinental Exchange, Inc.	24,392	2,871,182
KKR & Co., Inc. Class A	169,075	9,566,264
Morgan Stanley	80,613	6,654,603
Prudential PLC (United Kingdom)	457,540	9,696,281
Quilter PLC (United Kingdom)	2,491,998	5,626,971
Visa, Inc. Class A	61,305	14,318,396

		154,737,171
Gaming and lottery (0.1%)
Penn National Gaming, Inc.(NON)	24,982	2,226,396

		2,226,396
Health care (7.6%)
Abbott Laboratories	80,975	9,723,478
AbbVie, Inc.	118,215	13,180,973
AmerisourceBergen Corp.	10,409	1,257,407
Amgen, Inc.	14,499	3,474,540
Anthem, Inc.	11,369	4,313,285
Ascendis Pharma A/S ADR (Denmark)(NON)	14,237	2,063,938
Avantor, Inc.(NON)	62,765	2,010,991
Bio-Rad Laboratories, Inc. Class A(NON)	6,313	3,978,011
Biogen, Inc.(NON)	12,669	3,386,804
Boston Scientific Corp.(NON)	71,340	3,110,424
Bristol-Myers Squibb Co.	77,439	4,833,742
Cigna Corp.	32,132	8,001,189
Cooper Cos., Inc. (The)	6,258	2,571,350
DexCom, Inc.(NON)	7,755	2,994,206
Edwards Lifesciences Corp.(NON)	48,895	4,670,450
Eli Lilly and Co.	35,987	6,577,344
Exact Sciences Corp.(NON)	9,605	1,266,131
Humana, Inc.	5,885	2,620,237
Intuitive Surgical, Inc.(NON)	1,876	1,622,740
Johnson & Johnson	51,528	8,385,151
McKesson Corp.	10,205	1,914,050
Medtronic PLC	61,435	8,043,070
Merck & Co., Inc.	62,388	4,647,906
Pfizer, Inc.	119,693	4,626,134
Regeneron Pharmaceuticals, Inc.(NON)	8,199	3,946,179
Thermo Fisher Scientific, Inc.	17,454	8,207,394
UnitedHealth Group, Inc.	32,890	13,116,532
Vertex Pharmaceuticals, Inc.(NON)	7,712	1,682,758
Zimmer Biomet Holdings, Inc.	22,227	3,937,735

		140,164,149
Homebuilding (0.2%)
PulteGroup, Inc.	61,921	3,660,770

		3,660,770
Lodging/Tourism (0.3%)
Hilton Worldwide Holdings, Inc.(NON)	42,768	5,504,242

		5,504,242
Media (0.2%)
Walt Disney Co. (The)(NON)	23,263	4,327,383

		4,327,383
Miscellaneous (0.3%)
Climate Change Crisis Real Impact I Acquisition Corp. Class A (acquired 1/22/21, cost $5,038,970) (Private)(NON)(F)(RES)(PIPE)(FWC)	503,897	5,918,270

		5,918,270
Retail (6.7%)
Advance Auto Parts, Inc.	8,025	1,606,284
Amazon.com, Inc.(NON)	17,119	59,358,763
BJ's Wholesale Club Holdings, Inc.(NON)	28,672	1,280,778
Burlington Stores, Inc.(NON)	659	215,051
CarMax, Inc.(NON)	31,443	4,189,465
Dollar General Corp.	21,415	4,598,871
Home Depot, Inc. (The)	68,741	22,249,399
lululemon athletica, Inc. (Canada)(NON)	4,243	1,422,551
Nike, Inc. Class B	45,611	6,048,931
Target Corp.	40,821	8,460,560
TJX Cos., Inc. (The)	51,518	3,657,778
Walmart, Inc.	78,849	11,031,764

		124,120,195
Semiconductor (0.6%)
Applied Materials, Inc.	80,456	10,677,316

		10,677,316
Software (5.9%)
Activision Blizzard, Inc.	193,239	17,621,464
Adobe, Inc.(NON)	30,748	15,630,438
Microsoft Corp.	270,051	68,101,461
Oracle Corp.	111,268	8,433,002

		109,786,365
Technology services (6.2%)
Alphabet, Inc. Class A(NON)	22,496	52,944,336
Facebook, Inc. Class A(NON)	91,432	29,722,715
Fidelity National Information Services, Inc.	93,960	14,366,484
Fiserv, Inc.(NON)	137,536	16,520,824

		113,554,359
Toys (0.1%)
Hasbro, Inc.	20,835	2,072,041

		2,072,041
Transportation (1.3%)
CSX Corp.	33,676	3,392,857
Southwest Airlines Co.(NON)	49,747	3,123,117
Union Pacific Corp.	75,820	16,838,864

		23,354,838
Utilities and power (1.9%)
Ameren Corp.	47,599	4,038,299
Exelon Corp.	174,262	7,831,334
NextEra Energy, Inc.	102,334	7,931,908
NRG Energy, Inc.	355,107	12,719,933
Southern Co. (The)	42,433	2,807,781

		35,329,255

Total common stocks (cost $827,959,911)		$1,139,640,044

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 2/20/49 to 10/20/49	$2,770,580	$3,107,096
4.50%, with due dates from 3/20/49 to 10/20/49	575,958	637,584
4.00%, 4/15/43	2,962,083	3,260,074
3.50%, TBA, 5/1/51	8,000,000	8,481,250
3.50%, with due dates from 11/15/47 to 1/20/48	5,731,933	6,259,651
3.00%, with due dates from 7/20/46 to 10/20/46	4,146,542	4,400,495
2.00%, 1/20/51	1,988,864	2,031,004

		28,177,154
U.S. Government Agency Mortgage Obligations (4.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	878	1,025
4.00%, with due dates from 7/1/42 to 7/1/49	4,828,756	5,243,726
3.50%, with due dates from 12/1/42 to 4/1/43	366,496	402,332
3.00%, with due dates from 3/1/43 to 2/1/47	1,661,897	1,757,607
2.50%, with due dates from 7/1/50 to 2/1/51(FWC)	1,728,458	1,804,046
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	1,049,996	1,210,723
5.00%, with due dates from 8/1/33 to 1/1/39	317,125	359,681
4.50%, with due dates from 5/1/48 to 2/1/49	3,742,380	4,137,276
4.00%, with due dates from 9/1/45 to 4/1/49	4,057,872	4,389,893
3.50%, 5/1/56	1,216,955	1,336,711
3.50%, with due dates from 5/1/43 to 12/1/49	9,491,538	10,155,020
3.00%, with due dates from 2/1/43 to 3/1/47	4,999,472	5,334,533
3.00%, 12/1/30	1,710,034	1,804,491
2.50%, with due dates from 7/1/50 to 3/1/51(FWC)	16,851,795	17,522,128
2.00%, 10/1/50	12,321,837	12,453,224
2.00%, with due dates from 10/1/27 to 8/1/28	4,157,421	4,295,927
Uniform Mortgage-Backed Securities
4.50%, TBA, 5/1/51	3,000,000	3,268,125
4.00%, TBA, 5/1/51	3,000,000	3,223,125
3.50%, TBA, 6/1/51	1,000,000	1,062,695
3.50%, TBA, 5/1/51	2,000,000	2,128,438
3.00%, TBA, 5/1/51	1,000,000	1,047,109
2.50%, TBA, 5/1/51	1,000,000	1,037,109
2.00%, TBA, 5/1/51	4,000,000	4,039,062

		88,014,006

Total U.S. government and agency mortgage obligations (cost $113,760,117)		$116,191,160

U.S. TREASURY OBLIGATIONS (16.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds
4.50%, 2/15/36	$3,160,000	$4,226,147
3.00%, 2/15/47	11,500,000	13,126,167
2.75%, 8/15/42(SEG)(SEGSF)	21,110,000	23,104,570
1.25%, 5/15/50	18,850,000	14,599,914
U.S. Treasury Notes
2.75%, 2/15/24	23,410,000	25,004,422
2.375%, 8/15/24	29,030,000	30,889,522
2.25%, 11/15/27	12,740,000	13,563,844
2.125%, 12/31/22	19,740,000	20,387,920
1.75%, 9/30/22	20,700,000	21,178,688
1.625%, 2/15/26	9,670,000	10,038,335
1.625%, 10/31/23	18,870,000	19,516,062
1.50%, 2/15/30	31,110,000	30,996,983
1.50%, 3/31/23	22,000,000	22,560,329
1.125%, 2/28/25	25,590,000	26,134,787
0.25%, 6/15/23	23,390,000	23,421,065

Total U.S. treasury obligations (cost $301,265,303)		$298,748,755

CORPORATE BONDS AND NOTES (13.2%)(a)
	Principal amount	Value
Basic materials (0.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$289,000	$310,566
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	1,595,000	1,807,563
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,563,119
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,998,000	1,934,191
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,600,000	1,794,241
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	713,458
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	16,095
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	1,305,000	1,362,433
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	204,000	201,463
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	356,000	346,533
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	879,601
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,445,862
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	263,135
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	553,000	789,755

		13,428,015
Capital goods (0.6%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	971,000	1,028,338
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	1,225,000	1,214,073
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	425,000	553,916
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	685,000	768,910
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,145,000	1,361,890
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	480,000	455,381
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	940,000	1,048,683
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	510,000	584,001
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,619,000	1,751,173
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	164,000	169,936
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	695,000	706,852
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	1,010,000	1,098,664

		10,741,817
Communication services (1.7%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	1,953,000	1,974,847
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	921,000	950,268
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	686,000	719,554
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	1,227,000	1,257,730
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	936,000	1,055,413
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	1,700,000	1,545,115
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	132,000	151,310
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	62,000	57,031
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	2,013,000	1,917,121
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	240,000	255,228
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	291,000	288,174
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	274,000	296,579
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	1,394,208
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	65,000	61,074
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	506,000	595,103
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	921,000	1,044,532
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	481,000	503,848
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	268,000	382,978
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	9,000	9,819
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,618,000	1,680,147
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	766,000	696,972
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	637,000	693,387
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	551,000	596,127
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	458,000	502,760
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	549,000	602,187
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	185,000	216,590
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	205,000	217,269
Crown Castle International Corp. sr. unsec. sub. bonds 2.25%, 1/15/31	1,275,000	1,237,268
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	1,483,000	1,563,796
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	143,181
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	215,000	237,552
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	119,375	120,121
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	743,000	809,350
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,940,878
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	960,000	969,609
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	700,000	740,059
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	480,000	481,544
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,904,000	2,194,063
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	490,000	517,563

		30,620,355
Consumer cyclicals (1.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	1,085,794
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	943,048
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,105,000	1,304,572
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	654,000	719,691
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	600,000	577,524
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	255,000	283,351
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	671,000	755,387
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	390,000	393,370
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	473,000	505,918
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	553,000	714,879
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	225,000	263,719
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	316,542
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	252,000	279,240
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	190,695
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	889,000	911,388
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,415,000	1,588,338
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	350,000	387,625
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,921,800
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	1,449,000	1,676,609
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	585,000	477,873
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	460,796
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	1,330,000	1,322,849
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	390,000	422,663
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,596,625
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	423,000	390,403
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,115,000	1,166,569
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	360,000	402,483
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	457,000	481,358
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	198,000	219,497
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	8,000	8,915
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	37,477

		21,806,998
Consumer staples (0.8%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	1,172,000	1,513,593
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	241,462
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	239,000	273,684
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	827,000	970,091
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,209,863
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	511,375	648,106
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	2,096,443
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	744,497
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	187,000	199,245
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	905,000	888,887
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	717,000	833,564
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	1,090,000	1,162,427
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	215,000	234,322
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	816,000	846,600
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	1,000,000	1,006,742
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	1,660,000	1,872,812

		14,742,338
Energy (0.5%)
BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)	250,000	253,985
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	770,000	830,739
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	690,000	775,267
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	1,245,000	1,434,627
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	999,000	1,111,650
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	780,000	826,734
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	550,000	701,924
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	175,000	193,747
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	878,000	1,009,082
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,365,441

		8,503,196
Financials (4.1%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	364,389
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	946,730
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	107,000	151,106
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,265,000	1,410,032
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	1,555,000	1,658,773
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	920,000	872,497
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	234,100
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,369,782
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,135,000	1,223,678
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	352,465
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	715,000	716,671
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 0.944%, 9/15/26	275,000	272,616
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	806,696
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	429,672
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	3,100,000	3,181,611
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,000	4,731
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	965,788
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	155,000	155,175
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, 2/25/31 (France)	305,000	309,575
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	695,000	664,793
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	904,622
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,171,951
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,308,556
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	824,000	875,394
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	252,771
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	250,000	261,875
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,894,000	2,140,220
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, 2/18/51	1,580,000	1,585,925
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	10,987
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,867,575
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	2,634,000	2,989,393
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	274,017
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	522,776
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	273,244
Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)	285,000	311,952
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	365,075
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	3,100,000	3,128,088
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	478,367
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	320,000	326,689
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	808,981
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,730,000	1,712,657
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	1,395,000	1,599,486
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,378,742
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	330,000	363,009
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	223,781
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	465,009
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	908,476
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,477,000	1,634,227
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	963,000	893,899
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	482,000	444,936
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	212,779
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	1,147,781
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.194%, 5/15/47	664,000	578,311
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,710,000	1,899,550
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,338,000	2,401,466
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	116,778
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	354,670
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,641,475
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,457,000	1,468,653
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	3,551,140
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,856,237
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	467,000	467,330
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	194,000	200,181
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,485,000	1,588,950
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	368,719
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)	1,180,000	1,228,437
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	449,524
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	383,576
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	759,000	838,767
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	580,000	613,930
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	1,955,000	2,073,711
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,912,026
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	648,150
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, 3/15/26	610,000	623,664
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	670,000	764,975
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	597,000	561,144

		76,525,484
Health care (1.2%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	2,440,000	2,606,918
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	860,868
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	273,000	288,741
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	820,000	847,335
Bristol-Myers Squibb Co. sr. unsec. notes 2.75%, 2/15/23	3,100,000	3,228,885
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	2,325,000	2,563,042
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	1,008,000	1,076,223
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	98,000	103,716
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	543,108	606,835
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	1,425,000	1,471,330
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	600,000	617,783
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	165,899
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	505,000	561,021
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	270,000	338,227
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	475,000	529,067
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	196,563
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	165,000	159,638
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	1,602,000	1,583,733
Viatris, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 6/22/50	2,820,000	2,799,352
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	572,093
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	1,210,000	1,358,350
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	306,000	296,745

		22,832,364
Technology (1.4%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	1,200,000	995,956
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	748,000	784,348
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	3,480,000	3,185,944
Apple, Inc. sr. unsec. notes 1.65%, 5/11/30	15,000	14,561
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	418,735
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	557,878
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	2,637,000	2,880,970
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	676,000	652,171
Cisco Systems, Inc./California sr. unsec. unsub. notes 3.625%, 3/4/24	3,100,000	3,375,218
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	271,000	424,304
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	1,875,000	1,841,704
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	540,000	585,164
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	1,295,000	1,469,557
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	710,000	761,368
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,150,000	1,145,793
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,750,000	1,785,014
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	1,900,000	2,132,872
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,310,000	1,300,882
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	1,520,000	1,387,334

		25,699,773
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	644,880

		644,880
Utilities and power (1.0%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	1,045,000	1,009,195
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	601,376
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	714,944
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	792,022
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	289,470
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	613,320
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	280,000	307,770
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	706,166
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	467,235
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,076,000	1,954,035
Energy Transfer Operating LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	534,992
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	137,000	165,940
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	1,704,000	1,755,250
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	598,755
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	366,950
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	813,000	901,697
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	237,608
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	620,000	664,030
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	552,569
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	235,000	228,961
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	425,000	436,795
PacifiCorp sr. bonds 2.70%, 9/15/30	656,000	677,693
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	145,000	149,412
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	442,000	464,737
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	523,000	543,077
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.306%, 5/15/67	1,945,000	1,765,088

		17,499,087

Total corporate bonds and notes (cost $230,690,839)		$243,044,307

MORTGAGE-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	$508,000	$498,671
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	617,000	665,848
Ser. 18-B2, Class A4, 4.009%, 3/10/51	1,749,000	1,972,963
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.719%, 12/10/44(WAC)	500,000	468,802
FRB Ser. 14-CR18, Class C, 4.901%, 7/15/47(WAC)	2,392,000	2,454,398
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	777,000	839,918
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,046,000	1,066,683
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.806%, 11/25/28 (Bermuda)	261,538	262,382
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.856%, 8/25/28	492,504	522,749
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.106%, 9/25/28	73,236	77,342
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.356%, 7/25/29	260,000	260,041
REMICs Ser. 01-79, Class BI, IO, 0.264%, 3/25/45(WAC)	434,343	2,172
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.706%, 10/25/28 (Bermuda)	175,194	175,193
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.313%, 5/15/45(WAC)	772,000	670,613
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.825%, 10/15/45(WAC)	404,000	355,505
Morgan Stanley Capital I Trust Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	875,000	1,011,040
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.599%, 3/15/45(WAC)	1,794,000	1,302,618
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	2,032,334	20

Total mortgage-backed securities (cost $14,295,451)		$12,606,977

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$335,123
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	567,212
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	362,372

Total municipal bonds and notes (cost $841,138)		$1,264,707

SHORT-TERM INVESTMENTS (4.9%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	22,450,675	$22,450,675
Putnam Short Term Investment Fund Class P 0.10%(AFF)	68,286,229	68,286,229

Total short-term investments (cost $90,736,904)		$90,736,904
TOTAL INVESTMENTS

Total investments (cost $1,579,549,663)		$1,902,232,854

	FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $91,500,467) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/16/21	$7,523,337	$7,616,867	$93,530
	Barclays Bank PLC
		British Pound	Sell	6/16/21	12,144,382	12,300,418	156,036
		Canadian Dollar	Sell	7/21/21	2,810,764	2,747,564	(63,200)
		Euro	Sell	6/16/21	6,656,845	6,585,166	(71,679)
	Citibank, N.A.
		British Pound	Buy	6/16/21	4,926,702	4,990,013	(63,311)
		Canadian Dollar	Sell	7/21/21	6,267,444	6,123,922	(143,522)
		Euro	Sell	6/16/21	3,356,098	3,327,346	(28,752)
	Goldman Sachs International
		British Pound	Sell	6/16/21	9,056,595	9,166,928	110,333
		Canadian Dollar	Sell	7/21/21	119,207	116,497	(2,710)
	HSBC Bank USA, National Association
		British Pound	Buy	6/16/21	2,810,996	2,844,892	(33,896)
		Euro	Sell	6/16/21	2,472,041	2,445,496	(26,545)
	JPMorgan Chase Bank N.A.
		British Pound	Buy	6/16/21	5,250,038	5,315,743	(65,705)
		Canadian Dollar	Sell	7/21/21	1,291,912	1,262,666	(29,246)
	State Street Bank and Trust Co.
		British Pound	Buy	6/16/21	848,878	904,514	(55,636)
		Canadian Dollar	Buy	7/21/21	79,417	86,219	(6,802)
		Hong Kong Dollar	Sell	5/20/21	2,479,643	2,484,971	5,328
	UBS AG
		British Pound	Buy	6/16/21	4,505,439	4,560,064	(54,625)
		Canadian Dollar	Sell	7/21/21	3,720,318	3,635,518	(84,800)
		Euro	Buy	6/16/21	874,913	865,191	9,722
	WestPac Banking Corp.
		British Pound	Sell	6/16/21	11,234,869	11,383,439	148,570
		Canadian Dollar	Buy	7/21/21	1,914,881	1,871,464	43,417
		Euro	Buy	6/16/21	875,033	865,569	9,464

	Unrealized appreciation						576,400

	Unrealized (depreciation)						(730,429)

	Total						$(154,029)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	32	$6,689,872	$6,679,040	Jun-21	$30,761

Unrealized appreciation					30,761

Unrealized (depreciation)					—

Total					$30,761

TBA SALE COMMITMENTS OUTSTANDING at 4/30/21 (proceeds receivable $8,455,547) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.00%, 5/1/51	$5,000,000	5/20/21	$5,337,500
Uniform Mortgage-Backed Securities, 3.50%, 5/1/51	1,000,000	5/13/21	1,064,219
Uniform Mortgage-Backed Securities, 2.50%, 6/1/51	1,000,000	6/14/21	1,034,688
Uniform Mortgage-Backed Securities, 2.50%, 5/1/51	1,000,000	5/13/21	1,037,109

Total			$8,473,516

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through April 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,845,762,100.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,918,270, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$7,020,885	$142,595,698	$127,165,908	$10,543	$22,450,675
	Putnam Short Term Investment Fund**	82,721,675	240,101,926	254,537,372	107,927	68,286,229

	Total Short-term investments	$89,742,560	$382,697,624	$381,703,280	$118,470	$90,736,904
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $22,450,675, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $22,516,588.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $430,170.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $456,575.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(PIPE)	Represents the asset to be received in a private investment in public entity (PIPE) commitment. At the close of the reporting period, the total related cost for PIPE commitments held was $5,038,970.
At the close of the reporting period, the fund maintained liquid assets totaling $29,041,894 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $577,790 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $456,575 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$26,820,483	$—	$—
Capital goods	72,776,334	—	—
Communication services	9,885,834	—	—
Conglomerates	11,295,960	—	—
Consumer cyclicals	220,418,559	—	—
Consumer staples	68,592,785	—	—
Energy	27,996,772	—	—
Financials	154,737,171	—	—
Health care	140,164,149	—	—
Miscellaneous	—	—	5,918,270
Technology	342,349,634	—	—
Transportation	23,354,838	—	—
Utilities and power	35,329,255	—	—

Total common stocks	1,133,721,774	—	5,918,270
Corporate bonds and notes	—	243,044,307	—
Mortgage-backed securities	—	12,606,977	—
Municipal bonds and notes	—	1,264,707	—
U.S. government and agency mortgage obligations	—	116,191,160	—
U.S. treasury obligations	—	298,748,755	—
Short-term investments	—	90,736,904	—

Totals by level	$1,133,721,774	$762,592,810	$5,918,270
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(154,029)	$—
Futures contracts	30,761	—	—
TBA sale commitments	—	(8,473,516)	—

Totals by level	$30,761	$(8,627,545)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written equity option contracts (contract amount)	$2,000
Futures contracts (number of contracts)	50
Forward currency contracts (contract amount)	$95,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com